Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 124,241.9	$ 1,698.7	₨ 75,837.2
Remittances in transit	54,657.2	747.3	35,507.3
Accrued expenses	69,103.2	944.8	54,898.3
Accounts payable	143,827.0	1,966.5	103,386.2
Derivatives (refer to note 23)	81,880.0	1,119.5	184,783.0
Lease liabilities	₨ 70,422.0	$ 962.8	₨ 65,615.1
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities	Lease liabilities	Lease liabilities
Others	₨ 86,965.1	$ 1,189.0	₨ 91,300.1
Total	₨ 631,096.4	$ 8,628.6	₨ 611,327.2